Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	$ 413,538	$ 487,361	$ 1,056,621	$ 29,485
Consulting	766,653	7,245,150	8,436,442	1,472,444
Professional fees	414,677	316,971	946,273	491,643
Research and development	567,590	435,413	1,518,807	486,160
General and administrative	951,320	10,389,708	11,602,139	395,476
Total operating expenses	3,113,778	18,874,603	23,560,282	2,875,208
Operating loss	(3,113,778)	(18,874,603)	(23,560,282)	(2,875,208)
Other income (expense):
Interest expense, net	(4,575)	$ (9,249)	(14,966)	$ (181,861)
Legal settlement - replacement warrants	(1,119,450)		(7,950,000)
Net loss	(4,237,803)	$ (18,883,852)	(23,575,248)	$ (3,037,594)
Less: Noncontrolling interest in net loss	(9,363)		(12,269)
Net loss to HPEV shareholders	$ (4,228,440)	$ (18,883,852)	$ (23,562,979)	$ (3,037,594)
Net loss per common share: Basic and diluted	$ (0.07)	$ (0.36)	$ (0.42)	$ (0.07)
Weighted average common shares outstanding: Basic and diluted	62,845,402	52,892,940	56,742,881	45,327,116